Income Taxes - Changes in net deferred income tax asset (liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	$ (76.4)	$ 357.5
Amounts recorded in the consolidated statement of earnings	181.6	(339.0)
Amounts recorded in total equity	(14.3)	(19.2)
Acquisitions of subsidiaries	(62.6)	(74.1)
Deconsolidation of non-insurance subsidiaries	6.4	2.6
Foreign exchange effect and other	(39.3)	(4.2)
Deferred tax asset, ending balance	(4.6)	(76.4)
Operating and capital losses
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	230.0	236.3
Amounts recorded in the consolidated statement of earnings	(7.1)	(3.5)
Amounts recorded in total equity	8.0	17.5
Acquisitions of subsidiaries	3.3	(4.2)
Deconsolidation of non-insurance subsidiaries	(0.6)	(7.5)
Foreign exchange effect and other	(6.8)	(8.6)
Deferred tax asset, ending balance	226.8	230.0
Provision for losses and loss adjustment expenses
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	204.2	168.8
Amounts recorded in the consolidated statement of earnings	53.4	35.6
Foreign exchange effect and other	(2.9)	(0.2)
Deferred tax asset, ending balance	254.7	204.2
Provision for unearned premiums
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	187.7	141.7
Amounts recorded in the consolidated statement of earnings	27.0	46.0
Foreign exchange effect and other	0.2
Deferred tax asset, ending balance	214.9	187.7
Deferred premium acquisition costs
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	(147.8)	(116.1)
Amounts recorded in the consolidated statement of earnings	(22.7)	(39.4)
Acquisitions of subsidiaries		7.9
Foreign exchange effect and other	(0.8)	(0.2)
Deferred tax asset, ending balance	(171.3)	(147.8)
Intangible assets
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	(413.1)	(389.5)
Amounts recorded in the consolidated statement of earnings	30.9	(19.5)
Acquisitions of subsidiaries	(1.9)	(10.3)
Deconsolidation of non-insurance subsidiaries	7.0	7.8
Foreign exchange effect and other	1.0	(1.6)
Deferred tax asset, ending balance	(376.1)	(413.1)
Investments
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	(414.5)	23.9
Amounts recorded in the consolidated statement of earnings	219.4	(339.2)
Amounts recorded in total equity	20.1	0.8
Acquisitions of subsidiaries	(11.4)	(98.9)
Foreign exchange effect and other	15.5	(1.1)
Deferred tax asset, ending balance	(170.9)	(414.5)
Tax credits
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	213.6	174.8
Amounts recorded in the consolidated statement of earnings	(137.1)	32.3
Foreign exchange effect and other	(1.1)	6.5
Deferred tax asset, ending balance	75.4	213.6
Other
Reconciliation of changes in net deferred income tax asset (liability)
Deferred tax asset, beginning balance	63.5	117.6
Amounts recorded in the consolidated statement of earnings	17.8	(51.3)
Amounts recorded in total equity	(42.4)	(37.5)
Acquisitions of subsidiaries	(52.6)	31.4
Deconsolidation of non-insurance subsidiaries		2.3
Foreign exchange effect and other	(44.4)	1.0
Deferred tax asset, ending balance	$ (58.1)	$ 63.5